Subsequent Events	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 6 – Subsequent Events

 On October 16, 2023, the Company entered into a warrant exercise inducement offer letter (the “Inducement Letter”) with a holder of certain existing warrants (“Holder”) to receive new warrants to purchase up to a number of shares of common stock equal to 200% (the “Inducement Warrants”) of the number of warrant shares issued pursuant to the exercise of such certain existing warrants to purchase shares of common stock (the “Existing Warrants”) pursuant to which the Holder agreed to exercise for cash their Existing Warrants to purchase up to 1,878,000 shares of the Company’s common stock, at a Reduced Exercise Price (as defined below), in exchange for the Company’s agreement to issue the Inducement Warrants to purchase up to 3,756,000 shares of the Company’s common stock (the “Inducement Warrant Shares”). The Existing Warrants consist of: (i) warrants, originally issued on December 22, 2020 and amended on December 5, 2022; (ii) warrants, originally issued on January 10, 2022 and amended on December 5, 2022; and (iii) warrants issued on December 5, 2022. Pursuant to the Inducement Letter, the exercise price for such Existing Warrants was reduced to $1.28 per share (the “Reduced Exercise Price”). The Company received aggregate gross proceeds of $2,403,840 from the exercise of the Existing Warrants before deducting financial advisory fees and other expenses payable by it. Pursuant to the Inducement Letter, although the exercise of the warrants has occurred and full payment of the exercise price has been made, the Holder has directed that a number of shares be held in abeyance and not yet issued until they direct us to do so. As such, the shares have not been issued and do not appear in our count of common shares outstanding.

Pursuant to the terms of the Capital on Demand™ Sales Agreement with JonesTrading Institutional Services LLC and Brookline Capital Markets, a division of Arcadia Securities, LLC (collectively, the “Agent”), the Company may sell from time to time, through the Agent, shares of the Company’s common stock with an aggregate sales price of up to $20.0 million. Subsequent to the quarter ended on September 30, 2023, the Company sold 129,530 shares of common stock to the Agent for net proceeds of $215,641.